SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2025
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Schedule of Number of Reserved and Authorized Shares In Equity Incentive Plans
2025

Share options exercised and outstanding	27,021,199
RSUs vested and outstanding	8,758,799
Ordinary shares available for issuance under the Share Option Plans	132,969

Total reserved and authorized shares as of December 31, 2025	35,912,967

Schedule of Stock Option Activity
	Number of options	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2025	1,639,897	$22.56	2.39	$2,928
Granted	120,000	23.58
Exercised	(39,005)	23.63
Expired	(577,419)	23.84
Forfeited	(130,325)	23.44

Outstanding at December 31, 2025	1,013,148	$21.80	2.70	$3,860

Exercisable at December 31, 2025	580,777	$23.14	2.02	$2,041

Vested and expected to vest at December 31, 2025	1,006,518	$21.80	2.69	$3,843

Schedule of Stock Options Outstanding by Exercise Price Range
December 31, 2025
Outstanding				Exercisable
		Weighted-
		average	Weighted-		Weighted-
Ranges of		remaining	average		average
exercise	Number of	contractual	exercise	Number of	exercise
price	options	life (years)	price	options	price

$15.12-19.75	511,755	2.81	$17.29	281,218	$17.42
$22.5-24.4	302,271	3.53	$22.99	102,271	$22.61
$27.71-29.1	74,000	1.28	$28.89	74,000	$28.89
$32.71-35.43	125,122	1.09	$33.16	123,288	$33.15

	1,013,148			580,777

Schedule of RSU Activity
Year ended December 31,
2025

Outstanding at January 1, 2025	3,455,138
Granted	1,077,315
Vested	(1,012,142)
Forfeited	(244,418)

Outstanding as of December 31, 2025	3,275,893

Schedule of Stock-Based Compensation Expense
	Year ended December 31,
	2025	2024	2023

Cost of revenues	$574	$366	$515
Research and development, net	5,674	6,113	8,505
Sales and marketing	12,084	10,881	12,554
General and administrative	5,703	8,667	12,448

Total expenses	$24,035	$26,027	$34,022